Inventories (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
At lower of LIFO cost or market:
Live hogs and materials	$ 361	$ 313
Fresh pork and materials	36	28
LIFO adjustment	(58)	(31)
Total inventories at lower of LIFO cost or market	339	310
At lower of FIFO cost and net realizable value:
Grains, oilseeds and other commodities	229	253
Sugar produced and in process	17	38
Other	81	90
Total inventories at lower of FIFO cost and net realizable value	327	381
Grain, flour and feed at lower of weighted average cost and net realizable value	149	89
Total inventories	815	780
LIFO method increase (decrease) in earnings	$ (20)	$ (6)	$ 5
LIFO method increase (decrease) in earnings per share (in dollars per share)	$ (16.87)	$ (5.40)	$ 3.92
Amount that inventories would have been higher by if the FIFO method had been used	$ 58	$ 31
Reserve for LIFO Valuation
Reserve for LIFO Valuation
Balance at beginning of year	31	21	$ 28
Increase (decrease)	27	10	(7)
Balance at end of year	$ 58	$ 31	$ 21